Other income and expenses - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other income and expenses
Government grants	€ 703	€ 503	€ 1,405	€ 1,470
Income from the reversal of provisions				89
Others	98	87	341	129
Total other operating income	€ 801	€ 590	€ 1,746	€ 1,688